FAIR VALUE MEASUREMENTS (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 497,072
Total assets	205,551,462	$ 205,284,883
Liabilities:
Total liabilities		9,856,706
Level 1
Assets:
Total assets	205,551,462	205,284,883
Level 1 | Public Warrants
Liabilities:
Total liabilities	905,624	4,943,706
Level 1 | Recurring
Assets:
Investments held in Trust Account		205,284,883
Level 1 | Recurring | Public Warrants
Liabilities:
Total liabilities		4,943,706
Level 2 | Private Placement Warrants
Liabilities:
Total liabilities	$ 900,000	4,913,000
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Total liabilities		$ 4,913,000